Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
Segment Reporting Disclosure [Text Block]
Segment and Geographic Information
The Company’s business segments are based on the products that the Company offers and the markets that it serves. At December 31, 2013, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins. A summary of the major products of the Company’s reportable segments follows:

•
Epoxy, Phenolic and Coating Resins: epoxy specialty resins, phenolic encapsulated substrates, versatic acids and derivatives, basic epoxy resins and intermediates, phenolic specialty resins and molding compounds, polyester resins, acrylic resins and vinylic resins

•	Forest Products Resins: forest products resins and formaldehyde applications

Reportable Segments
Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by reportable segment. Segment EBITDA is defined as EBITDA adjusted for certain non-cash items, other income and expenses and discontinued operations. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Corporate and Other is primarily corporate general and administrative expenses that are not allocated to the segments, such as shared service and administrative functions, foreign exchange gains and losses and legacy company costs not allocated to continuing segments.
Net Sales(1):

	Year Ended December 31,
	2013	2012	2011
Epoxy, Phenolic and Coating Resins	$3,126	$3,022	$3,424
Forest Products Resins	1,764	1,734	1,783
Total	$4,890	$4,756	$5,207

Segment EBITDA:

	Year Ended December 31,
	2013	2012	2011
Epoxy, Phenolic and Coating Resins(2)	$258	$337	$506
Forest Products Resins(3)	231	201	180
Corporate and Other	(67)	(48)	(51)

Depreciation and Amortization Expense:

	Year Ended December 31,
	2013	2012	2011
Epoxy, Phenolic and Coating Resins	$105	$109	$113
Forest Products Resins	37	38	49
Corporate and Other	6	6	5
Total	$148	$153	$167

Total Assets:

	As of December 31,
	2013	2012
Epoxy, Phenolic and Coating Resins	$1,539	$1,706
Forest Products Resins	818	760
Corporate and Other	509	871
Total	$2,866	$3,337

Capital Expenditures(4):

	Year Ended December 31,
	2013	2012	2011
Epoxy, Phenolic and Coating Resins	$86	$89	$89
Forest Products Resins	52	41	36
Corporate and Other	7	3	14
Total	$145	$133	$139

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.

(2)
Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $16, $18 and $16 for the years ended December 31, 2013, 2012 and 2011, respectively.

(3)
Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, $1 and less than $1 for the years ended December 31, 2013, 2012 and 2011, respectively.

(4)	Excludes capital expenditures of discontinued operations. Includes capitalized interest costs that are incurred during the construction of property and equipment.
Reconciliation of Segment EBITDA to Net (Loss) Income:

	Year Ended December 31,
	2013	2012	2011
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$258	$337	$506
Forest Products Resins	231	201	180
Corporate and Other	(67)	(48)	(51)

Reconciliation:
Items not included in Segment EBITDA:
Asset impairments	(181)	(23)	(32)
Business realignment costs	(21)	(35)	(15)
Integration costs	(10)	(12)	(19)
Net income from discontinued operations	—	—	2
Other	(37)	(42)	(22)
Total adjustments	(249)	(112)	(86)
Loss on extinguishment of debt	(6)	—	—
Interest expense, net	(303)	(263)	(262)
Income tax (expense) benefit	(349)	384	(3)
Depreciation and amortization	(148)	(153)	(167)
Net (loss) income attributable to Momentive Specialty Chemicals Inc.	(633)	346	117
Net loss attributable to noncontrolling interest	(1)	—	—
Net (loss) income	$(634)	$346	$117

Items Not Included in Segment EBITDA
Not included in Segment EBITDA are certain non-cash items and other income and expenses. For 2013, these items primarily include expenses from retention programs, stock-based compensation expense, transaction costs and unrealized foreign exchange transaction gains and losses. For 2012, these items primarily include a charge related to the resolution of a pricing dispute with an unconsolidated joint venture, losses on the disposal of assets and other transaction costs, partially offset by net realized and unrealized foreign exchange transaction gains and insurance recoveries related to the terminated Huntsman merger. For 2011, these items consist of business optimization expenses, integration costs related to the Momentive Combination, retention program costs, realized foreign exchange gains and losses and a gain recognized on the termination of an operator agreement with a customer.
Business realignment costs for 2013 primarily include expenses from minor headcount reduction programs and costs for environmental remediation at certain formerly owned locations. Business realignment costs for 2012 primarily include expenses from the Company’s restructuring and cost optimization programs. Business realignment costs for 2011 primarily relate to expenses from minor restructuring programs. Integration costs relate primarily to the Momentive Combination. Net income from discontinued operations represents the results of the IAR Business and the CCR Business.
Geographic Information
Net Sales(1):

	Year Ended December 31,
	2013	2012	2011
United States	$2,109	$2,005	$2,130
Netherlands	887	902	1,051
Germany	280	298	402
Canada	357	336	304
Other international	1,257	1,215	1,320
Total	$4,890	$4,756	$5,207

(1)	Sales are attributed to the country in which the individual business locations reside.
Long-Lived Assets:

	As of December 31,
	2013	2012
United States	$590	$635
Netherlands	184	264
Germany	109	143
Other international	358	385
Total	$1,241	$1,427